Investments accounted for using equity method (Details) - CLP ($) $ in Thousands		12 Months Ended
	Jan. 07, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Proportion of ownership interest in joint venture	50.99%
Investments accounted for using equity method		$ 142,017,781	$ 99,270,280	$ 64,404,946
Associates [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments accounted for using equity method		$ 1,229,540	16,281,255
Associates [member] | Bebidas Bolivianas BBO S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Proportion of ownership interest in joint venture		34.00%
Investments accounted for using equity method		$ 0	14,641,870
Associates [member] | Other companies [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments accounted for using equity method		1,229,540	1,639,385
Joint ventures [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Investments accounted for using equity method		$ 140,788,241	82,989,025
Joint ventures [member] | Cerveceria Austral S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Proportion of ownership interest in joint venture		50.00%
Investments accounted for using equity method		$ 7,327,949	6,126,384
Joint ventures [member] | Foods Compania de Alimentos CCU S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Proportion of ownership interest in joint venture		50.00%
Investments accounted for using equity method		$ 12,012,276	5,792,242
Joint ventures [member] | Central Cervecera de Colombia S.A.S. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Proportion of ownership interest in joint venture		50.00%
Investments accounted for using equity method		$ 40,681,482	50,374,322
Joint ventures [member] | Zona Franca Central Cervecera S.A.S. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Proportion of ownership interest in joint venture		50.00%
Investments accounted for using equity method		$ 80,766,534	$ 20,696,077